AB VALUE FUNDS

- AB Large Cap Value Fund

(formerly, AB Value Fund)

Class A (Ticker: ABVAX); Class C (Ticker: ABVCX); Class I (Ticker: ABVIX); Advisor Class (Ticker: ABVYX)

- AB Discovery Value Fund

Class A (Ticker: ABASX); Class C (Ticker: ABCSX); Class I (Ticker: ABSIX); Advisor Class (Ticker: ABYSX); Class Z (Ticker: ABSZX)

- AB Relative Value Fund

Class A (Ticker: CABDX); Class C (Ticker: CBBCX); Class I (Ticker: CBBIX); Advisor Class (Ticker: CBBYX);

Class Z (Ticker: CBBZX)

- AB Equity Income Fund

Class A (Ticker: AUIAX); Class C (Ticker: AUICX); Class I (Ticker: AUIIX); Advisor Class (Ticker: AUIYX); Class Z (Ticker: AUIZX)

- AB Global Real Estate Investment Fund

Class A (Ticker: AREAX); Class C (Ticker: ARECX); Class R (Ticker: ARRRX); Class K (Ticker: ARRKX); Class I (Ticker: AEEIX); Advisor Class (Ticker: ARSYX)

- AB International Value Fund

Class A (Ticker: ABIAX); Class C (Ticker: ABICX); Class I (Ticker: AIVIX); Advisor Class (Ticker: ABIYX)

- AB Core Opportunities Fund

Class A (Ticker: ADGAX); Class C (Ticker: ADGCX); Class I (Ticker: ADGIX); Advisor Class (Ticker: ADGYX); Class Z (Ticker: ADGZX)

- AB Global Risk Allocation Fund

Class A (Ticker: CABNX); Class C (Ticker: CBACX); Class I (Ticker: CABIX); Advisor Class (Ticker: CBSYX)

- AB Small Cap Value Portfolio

Class A (Ticker: SCAVX); Class C (Ticker: SCCVX); Advisor Class (Ticker: SCYVX)

- AB All China Equity Portfolio

Class A (Ticker: ACEAX); Advisor Class (Ticker: ACEYX)

(the “Value Funds”)

Supplement dated October 1, 2024 to the Prospectus of the Value Funds dated February 28, 2024, as amended.

* * *

AB Value Fund (the “Fund”) has been renamed “AB Large Cap Value Fund” and is no longer offered through this Prospectus. All references to the Fund in this Prospectus are hereby removed.

The Fund is now offered through a separate prospectus dated February 28, 2024, as revised October 1, 2024.

* * *

This Supplement should be read in conjunction with the Prospectus of the Value Funds.

You should retain this Supplement with your Prospectus for future reference.

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